UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
REVENUES:
Time charter revenues (Note 1)	$ 22,473	$ 35,700
Prepaid charter revenue amortization (Note 5)	(2,709)	(4,482)
Time charter revenues, net	19,764	31,218
EXPENSES:
Voyage expenses	1,951	616
Vessel operating expenses	16,778	17,994
Depreciation and amortization of deferred charges (Note 4)	7,107	6,145
General and administrative expenses (Note 3)	3,721	2,851
Loss on vessels' sale (Note 4)	497	0
Foreign currency losses / (gains)	85	(55)
Operating income / (loss)	(10,375)	3,667
OTHER INCOME/(EXPENSES)
Interest and finance costs (Notes 3 and 6)	(3,466)	(3,346)
Interest income	64	67
Total other expenses, net	(3,402)	(3,279)
Net income/ (loss)	$ (13,777)	$ 388
Earnings/ (Loss) per common share, basic and diluted (Note 9)	$ (1.51)	$ 0.04
Weighted average number of common shares, basic (Note 9)	9,140,744	9,104,270
Weighted average number of common shares, diluted (Note 9)	9,140,744	9,116,010